[LOGO] THE RESERVE FUNDS
       Founders of "America's First Money Fund" Est. 1970

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/CA/ANNUAL 07/99



                             [LOGO]  THE
                                   RESERVE
                                    FUNDS
                                 Founders of
                         "America's First Money Fund"
                                  Est. 1970


                                 ANNUAL REPORT


         RESERVE TAX-EXEMPT TRUST
           CALIFORNIA TAX-EXEMPT FUND



                                  MAY 31, 1999

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                               VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--98.6%                                                                            (NOTE 1)
------------  -----------------------------------------------------------------------------------------               -----------
  $1,500,000  Alameda Contra Costa School Finance Authority Series A, 2.95%, 6/1/22 (a).........................      $ 1,500,000
   1,000,000  Alameda Contra Costa School Finance Authority Series B, 2.95%, 7/1/23 (a).........................        1,000,000
   1,100,000  Alameda Contra Costa School Finance Authority Series C, 2.95%, 7/1/25 (a).........................        1,100,000
   3,675,000  Alameda Contra Costa School Finance Authority Series D, 2.95%, 7/1/18 (a).........................        3,675,000
   3,100,000  California Development Authority for House Ear Institute, 3.30%, 12/1/18 (a)......................        3,100,000
   2,500,000  California EDA for ISO Corp., Series A, 3.25%, 4/1/08 (a).........................................        2,500,000
   2,100,000  California PCR for Pacific Gas and Electric, Series A, 3.30%, 12/1/18 (a).........................        2,100,000
   1,000,000  California PCR for Pacific Gas and Electric, Series F, 3.30%, 11/1/26 (a).........................        1,000,000
   5,000,000  California RAN, 4.00%, 6/30/99....................................................................        5,003,294
   2,000,000  California School Cash Reserves Program, GOB, Series A, 4.50%, 7/2/99.............................        2,001,243
   1,080,000  Central Union School District, 3.00%, 8/1/99......................................................        1,080,000
   1,500,000  Elk Grove USD Transportation, 4.50%, 6/30/99......................................................        1,501,035
     500,000  Foothill/Eastern Transportation Toll Road Revenue Bonds, 3.00%, 1/2/35 (a)........................          500,000
   1,500,000  Fremont Public Finance Auth. for Family Resource Center, 3.00%, 8/1/28 (a)........................        1,500,000
   1,500,000  Hemet MHR for Sunwest Resort Village, 2.95%, 7/1/06 (a)...........................................        1,500,000
   1,400,000  Irvine Ranch IMPT BD Act 1915, 97-16, 3.25%, 9/2/22 (a)...........................................        1,400,000
   2,000,000  Irvine Ranch Water District, 3.24%, 1/1/21........................................................        2,000,000
     500,000  Irvine Ranch Water District Series B, 3.20%, 10/1/04 (a)..........................................          500,000
   1,000,000  Irvine Ranch Water District Series B, 3.20%, 10/1/09 (a)..........................................        1,000,000
   3,075,000  Los Angeles CRA for Promenade Towers Series 1989, 3.10%, 4/1/09 (a)...............................        3,075,000
   4,000,000  Los Angeles Custodial Receipts, 3.25%, 7/1/05 (a).................................................        4,000,000
   1,000,000  Los Angeles IDA for Wastewater Project, 7.00%, 6/1/21 (a).........................................        1,020,000
   2,500,000  Millbrae School District TRAN, 3.75%, 6/30/99.....................................................        2,500,287
   1,000,000  Orange County Apartment Development Revenue Bonds, Series A of 1991, The Lakes Project, 2.95%,
               12/1/06 (a)......................................................................................        1,000,000
   3,500,000  Orange County Sanitation District, Series C, 3.25%, 8/1/17 (a)....................................        3,500,000
   1,100,000  Puerto Rico Highway and Transportation Authority, 3.00%, 7/1/28 (a)...............................        1,100,000
     930,000  Redlands COP for Water Treatment Facility, 4.50%, 9/1/15 (a)......................................          930,000
     200,000  San Bernadino IDA for Gate City Beverage, 4.20%, 3/1/05 (a).......................................          200,000
   3,500,000  San Francisco MHR for Bayside Village Series 85D, 3.20%, 12/1/05 (a)..............................        3,500,000
     300,000  Santa Clara Electric Revenue Bonds Series 85C, 2.90%, 7/1/10 (a)..................................          300,000
   1,000,000  Southern California Public Power Authority, GOB, 5.30%, 7/1/99....................................        1,001,277
     485,000  Upland Community Redevelopment Agency GOB, 3.10%, 9/1/99..........................................          485,000
                                                                                                                      -----------
              TOTAL INVESTMENTS (COST $56,572,136).....................................................     98.6%      56,572,136
              OTHER ASSETS, LESS LIABILITIES...........................................................      1.4          810,789
                                                                                                           -----      -----------
              NET ASSETS...............................................................................    100.0%     $57,382,925
                                                                                                           -----      -----------
                                                                                                           -----      -----------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 57,382,925 SHARES
               OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING..............................................            $1.00
                                                                                                                            -----
                                                                                                                            -----

---------------
(a) The interest rates, as reported on May 31, 1999, are subject to change periodically. Securities payable on demand, are collateralized by bank letters of credit or other bank credit agreements.

                          SECURITY TYPE ABBREVIATIONS:

COP    -- Certificate of Participation
CRA    -- Community Redevelopment Authority
EDA    -- Economic Development Authority Revenue Bonds
GOB    -- General Obligation Bonds
IDA    -- Industrial Development Authority Revenue Bonds
MHR    -- Multifamily Housing Revenue Bonds
PCR    -- Pollution Control Revenue Bonds
RAN    -- Revenue Anticipation Notes
TRAN   -- Tax & Revenue Anticipation Notes
USD    -- Unified School District


                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND

                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 1999

INTEREST INCOME (Note 1)....................................................................................   $3,000,518
                                                                                                               ----------

EXPENSES (Note 2)
  Management fee............................................................................................      487,880
  Shareholder servicing, administration and general office expenses.........................................      177,314
  Distribution assistance...................................................................................      196,371
  Equipment expense.........................................................................................       22,030
  Professional fees.........................................................................................       35,297
  Occupancy costs...........................................................................................       17,439
  Stationery, printing and supplies.........................................................................       23,336
  Trustee fees..............................................................................................        2,023
  Other expenses............................................................................................       12,299
                                                                                                               ----------
  Total Expenses............................................................................................      973,989
                                                                                                               ----------

NET INVESTMENT INCOME.......................................................................................   $2,026,529
                                                                                                               ----------
                                                                                                               ----------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED       YEAR ENDED
                                                                                            MAY 31, 1999     MAY 31, 1998
                                                                                            -------------    -------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income..................................................................   $   2,026,529    $   1,260,626
                                                                                            -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1).........................................................      (2,026,529)      (1,260,626)
                                                                                            -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares.......................................................     838,612,182      332,373,143
  Dividends reinvested...................................................................       2,026,529        1,260,626
  Cost of shares redeemed................................................................    (850,188,498)    (297,653,453)
                                                                                            -------------    -------------

Net increase (decrease) in net assets derived from capital share transactions and from
  investment operations..................................................................      (9,549,787)      35,980,316

NET ASSETS:
  Beginning of year......................................................................      66,932,712       30,952,396
                                                                                            -------------    -------------
  End of year............................................................................   $  57,382,925    $  66,932,712
                                                                                            -------------    -------------
                                                                                            -------------    -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

      A. The Trust's authorized shares of beneficial interest are unlimited. The Reserve Tax-Exempt Trust shares are divided into ten (10) series:
      California, California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio and Pennsylvania Tax-Exempt Funds (collectively the "Funds"). These financial statements and notes apply only to Reserve California Tax-Exempt Fund.

      B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional shares.

      E. The Fund is charged only for its direct and/or allocated share of expenses (in proportion to net assets or number of shareholder accounts).

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, until June 25, 1999, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a management fee computed at annual rates of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% in excess of $2 billion of the average daily net assets of the funds.

      Under the current Service Agreement in effect until June 25, 1999, the Fund reimburses RMCI for expenditures made by RMCI on behalf of the Trust. During the year ended May 31, 1999, the Fund reimbursed RMCI $289,738 pursuant to the Service Agreement.

      DISTRIBUTION ASSISTANCE:

      Pursuant to a Plan of Distribution, the Fund may make payments at an annual rate of .20% per annum of the average net asset value, of the Trust's qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

(3)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)   INVESTMENT CONCENTRATION:

      The Fund invests substantially all of its assets in portfolios of tax-exempt debt obligations primarily consisting of issuers in the State of California. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 74% of the Fund's net assets were backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies.

(5)   COMPONENTS OF NET ASSETS:

      At May 31, 1999, the Fund's net assets consisted of $57,383 in par value and $57,325,542 in paid-in capital.

(6)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                                     FISCAL YEARS ENDED MAY 31,
                                                                         ---------------------------------------------------
                                                                          1999       1998       1997       1996      1995(A)
                                                                         -------    -------    -------    -------    -------
      Net asset value, beginning of period............................   $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                                         -------    -------    -------    -------    -------
      Net investment income...........................................     .0211      .0260      .0239      .0273      .0181
      Dividends from net investment income............................    (.0211)    (.0260)    (.0239)    (.0273)    (.0181)
                                                                         -------    -------    -------    -------    -------
      Net asset value, end of period..................................   $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                                         -------    -------    -------    -------    -------
                                                                         -------    -------    -------    -------    -------
      Total Return....................................................      2.11%      2.60%      2.39%      2.73%      2.91%(b)

      RATIOS/SUPPLEMENTAL DATA
      Net assets at end of period (millions)..........................   $  57.4    $  66.9    $  31.0    $  12.6    $  11.1
      Ratio of expenses to average net assets.........................      1.00%       .96%      1.03%      1.04%      1.02%(b)
      Ratio of net investment income to average net assets............      2.08%      2.55%      2.40%      2.67%      2.95%(b)

---------------
(a) For the period October 17, 1994 (Commencement of Operations) to May 31,
    1995.

(b) Annualized.

(7)   SUBSEQUENT EVENT:

      The Trustees agreed to close the California Tax-Exempt Fund effective July 31, 1999.

              ---------------------------------------------------

                            FEDERAL TAX INFORMATION

           The dividends distributed by the Fund are "exempt interest dividends" for Federal tax purposes.

              ---------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

                     --------------------------------------

To the Shareholders and the Board of Trustees of Reserve Tax-Exempt Trust--California Tax-Exempt Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of California Tax-Exempt Fund (one of ten series constituting Reserve Tax-Exempt Trust) (the "Fund") at May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                         PricewaterhouseCoopers LLP

New York, New York
July 23, 1999

SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

    Due to an absence of a quorum of the Reserve California Tax-Exempt Fund ("Fund"), the Chairman adjourned the Meeting with respect to this Fund until March 1, 1999. For the same reason, the Chairman subsequently adjourned the Meeting to March 5, 1999; March 15, 1999; June 1, 1999 and June 17, 1999. At June 17, 1999 Meeting, the Chairman announced that the Fund failed to reach quorum and proposals 2, 4e, 4f, 4g, 4h, 4i, 5 and 6 with respect to California Tax-Exempt Fund failed. As such, the proxy solicitation as to the Fund was closed.

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